Leases - Summary of Lessee operating lease liability maturity (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Leases [Abstract]
Less than 1 year	¥ 44,493
1 to 2 years	32,034
2 to 3 years	25,850
3 to 4 years	23,507
4 to 5 years	19,254
More than 5 years	63,902
Total undiscounted lease payments	209,040
Less: Impact of discounting	(10,909)
Lease liabilities as reported in the consolidated balance sheets	¥ 198,131
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Lease liabilities as reported in the consolidated balance sheets